5. EQUITY METHOD INVESTMENT	12 Months Ended
Dec. 31, 2019
Notes
5. EQUITY METHOD INVESTMENT:

5.EQUITY METHOD INVESTMENT:

Prior to 2017, the Company had an investment in Meritage Capital, Centennial Absolute Return Fund, L.P. (the "Fund") accounted for using the equity method of accounting. During 2017, the Company redeemed the investment for $26.9 million. The Company recorded earnings of $.7 million during 2017. Earnings during 2017 were recorded in other revenue on the Company's consolidated statement of income.